Interest-bearing bank borrowings - Bank borrowings are secured (Details) ¥ in Thousands, $ in Thousands	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 17, 2019	Dec. 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Equity interest in subsidiaries				¥ 2,060,676		¥ 2,066,948
Restricted cash and equity interest in a subsidiary						394,310
Assets held as collateral				2,060,676		2,461,258
Funds Held As Security | $	$ 54,000
Prepayment cost		¥ 18,339
Other cost related to prepayment | $	$ 0
Amount outstanding				6,027		400,325
Unutilized banking facilities				0		¥ 0
Maximum
Disclosure of detailed information about borrowings [line items]
Prepayment period			4 months
IFC loan agreement
Disclosure of detailed information about borrowings [line items]
Amount outstanding				¥ 394,310
Release of restricted cash | $					$ 54,000